Leases (Details) - Schedule of maturity analysis of operating lease liability $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Maturity Analysis Of Operating Lease Liability Abstract
Discount rate at commencement	3.50%
One year	$ 93,330
Two years	186,658
Total undiscounted cash flows	279,988
Total financing lease liabilities	271,650
Difference between undiscounted cash flows and discounted cash flows	$ 8,338